Leases (Narrative) (FY) (Details)	12 Months Ended
Dec. 31, 2023 optionToRenew
Operating Leased Assets [Line Items]
Operating lease, options to renew	1
Operating lease, option to terminate, term	30 days
Maximum
Operating Leased Assets [Line Items]
Operating lease, renewal term	18 years